Investment in equity investees	12 Months Ended
Dec. 31, 2018
Investment in equity investees
Investment in equity investees
9.	Investment in equity investees

The Group’s investment in equity investees consisted of the follows:

	Investments
	without readily
	determinable fair
	v a l u e	Equity method	Total
	RMB	RMB	RMB

Balance as of January 1, 2016	1,099,119	183,639	1,282,758
Additions	268,535	34,685	303,220
Share of loss of equity investees	-	(25,640)	(25,640)
Less: disposals and transfers	(75,675)	(6,486)	(82,161)
Less: impairment losses	(86,618)	-	(86,618)
Foreign currency translation adjustments	55,415	498	55,913
Balance as of December 31, 2016	1,260,776	186,696	1,447,472
Additions	34,737	103,472	138,209
Share of loss of equity investees	-	(50,643)	(50,643)
Less: disposals and transfers	(14,623)	(126,512)	(141,135)
Less: impairment losses	(143,974)	(21,223)	(165,197)
Foreign currency translation adjustments	(44,836)	326	(44,510)
Balance as of December 31, 2017	1,092,080	92,116	1,184,196
Additions	60,336	713,527	773,863
Share of loss and other comprehensive income of equity investees	-	(57,923)	(57,923)
Less: disposals and transfers	(6,000)	(2,859)	(8,859)
Less: impairment losses	(17,040)	(17,589)	(34,629)
Transfer of the further share of loss of equity investee	-	20,465	20,465
Foreign currency translation adjustments	30,665	(607)	30,058
Balance as of December 31, 2018	1,160,041	747,130	1,907,171

Investments without readily determinable fair value

As of December 31, 2017 and 2018, the carrying value of the Group’s investments without readily determinable fair value
were RMB1.09 billion and RMB1.16
billion, respectively. Investments that do not have readily determinable fair values are accounted for at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. For the years ended December 31, 2016, 2017 and 2018, the Group invested
RMB268.5 million, RMB34.7 million, and RMB60.3 million in multiple private companies accounted for investments without readily determinable fair value respectively, which management believes will lead to future operating synergies with the Group’s business in future years.

Equity method

As of December 31, 2017 and 2018, the carrying value of the Group’s investments accounted for under the equity method were RMB92.1 million and RMB747.1 million, respectively. The Group applies the equity method to account for its equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. For the year ended December 31, 2017, the Group disposed certain investments accounted for under the equity method and recorded a disposal gain of RMB43.6 million, which was recognized in the investment income/(loss) in the consolidated statements of comprehensive income/(loss).

As of December 31, 2018, the Group’s share of losses in one of its equity investees exceeded its interest in this equity investee, and the Group continued to recognize further losses amounting to RMB20.5 million against its balance due from the equity investee.

The condensed financial information of the Group’s equity investments accounted for under the equity method were summarized as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Revenue	652,864	80,095	733,295
Gross profit	138,640	4,981	222,209
(Loss)/Income from operations	(35,586)	(133,910)	14,779
Net (loss)/income	(47,855)	(133,207)	13,249
Net (loss)/income attributable to the equity-method investees	(36,886)	(129,223)	14,859

	As of December 31,
	2017	2018
	RMB	RMB

Current assets	222,030	1,663,913
Non-current assets	133,003	1,754,208
Current liabilities	45,515	566,156
Non-current liabilities	-	9,565
Noncontrolling interests	8,603	(10,076)